ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Summmary of Accounts Receivable and Related Allowance for Doubtful Accounts

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Accounts receivable	41,726	140,049	23,134
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	41,726	140,049	23,134